CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Stock Class A [Member]
Statement [Line Items]
Beginning balance, value	$ 1	$ 1	$ 1	$ 2
Beginning balance, Shares	9,763,838	6,854,576	6,854,576	14,845,067
Common Stock issued for cash	$ 1
Common Stock issued for cash, Shares	8,297,059	307,493	2,475,616	1,977,009
Securities Receivable
Exchange of Class C to Class A
Exchange of Class C to Class A, Shares			75,000
Founder Class A shares relinquished				$ (1)
Founder class A shares relinquished, Shares				(10,000,000)
Shares issued for services and rent guarantees
Shares issued for services and rent guarantees, Shares	85,934		151,546	32,500
Exercise of Series A Warrants
Exercise of Series A Warrants, shares	5,417,100
Exercise of Stock Options
Exercise of Stock Options, shares	77,973
Conversion of Long Term Debt	$ 1
Conversion of long term debt, shares	9,214,494
Stock based compensation
Stock based compensation, Shares			170,000
Options exercised to stock
Option exercised of stock, Shares			37,100
Ending balance, value	$ 3	$ 1	$ 1	$ 1
Ending balance, Shares	32,856,398	7,162,069	9,763,838	6,854,576
Common Stock Class C [Member]
Statement [Line Items]
Beginning balance, value		$ 1	$ 1
Beginning balance, Shares		5,000	5,000
Exchange of Class C to Class A			$ (1)
Exchange of Class C to Class A, Shares			(10,000)
Shares issued for services and rent guarantees				$ 1
Shares issued for services and rent guarantees, Shares		5,000	5,000	5,000
Net Loss
Ending balance, value		$ 1		$ 1
Ending balance, Shares		10,000		5,000
Common Stock Class D [Member]
Statement [Line Items]
Beginning balance, value	$ 3	$ 2	$ 2
Beginning balance, Shares	31,125,370	25,725,370	25,725,370
Series D Stock Issued			$ 1	$ 2
Series D Stock Issued, Shares	1,350,000	1,350,000	5,400,000	25,725,370
Ending balance, value	$ 3	$ 2	$ 3	$ 2
Ending balance, Shares	32,475,370	27,075,370	31,125,370	25,725,370
Securities Receivable [Member]
Statement [Line Items]
Beginning balance, value
Securities Receivable		(1,361)
Shares issued for services and rent guarantees
Net Loss
Ending balance, value		(1,361)
Additional Paid-in Capital [Member]
Statement [Line Items]
Beginning balance, value	209,564	151,733	151,733	13,378
Common Stock issued for cash	4,920	3,413	15,302	14,542
Securities Receivable		1,361
Exchange of Class C to Class A			572
Shares issued for services and rent guarantees	72	35	89	568
Exercise of Series A Warrants	3,300
Exercise of Stock Options	546
Conversion of Long Term Debt	14,481
Stock based compensation	5,963	13,955	41,608	123,245
Options exercised to stock			260
Ending balance, value	238,846	170,497	209,564	151,733
Retained Earnings [Member]
Statement [Line Items]
Beginning balance, value	(218,616)	(147,935)	(147,935)	(14,199)
Shares issued for services and rent guarantees
Net Loss	(12,309)	(19,686)	(70,681)	(133,736)
Ending balance, value	(230,925)	(167,621)	(218,616)	(147,935)
Beginning balance, value	(9,048)	3,802	3,802	(819)
Common Stock issued for cash	4,921	3,413	15,302	14,542
Series D Stock Issued			1	2
Securities Receivable
Exchange of Class C to Class A			571
Founder Class A shares relinquished				(1)
Shares issued for services and rent guarantees	72	35	89	569
Exercise of Series A Warrants	3,300
Exercise of Stock Options	546		260
Conversion of Long Term Debt	14,482
Stock based compensation	5,963	13,955	41,608	123,245
Options exercised to stock			260
Net Loss	(12,309)	(19,686)	(70,681)	(133,736)
Ending balance, value	$ 7,927	$ 1,518	$ (9,048)	$ 3,802